Consolidated Statement of Cash Flows - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Receipt from Customers		$ 40,000
Research and development tax incentives		263,057
Payments to suppliers and employees (inclusive of GST)	(5,488,749)	(1,372,801)
Interest and other finance costs paid	(32,868)	(727)
Net cash used in operating activities	(5,521,617)	(1,070,471)
Cash flows from investing activities
Payment towards procurement of fixed assets	(3,117)	(3,149)
Payment towards acquisition of intangibles	(639,117)	(145,021)
Proceeds from release of security deposits	(94,605)
Net cash used in investing activities	(736,839)	(148,170)
Cash flows from financing activities
Proceeds from issue of share	7,913,463
Proceeds from convertible notes	1,327,262	855,834
Repayment of convertible notes	(772,975)
Repayment of shareholders loan	(71,517)
Capital issue costs	(1,942,722)
Repayment of lease liabilities		(11,895)
Net cash from financing activities	6,453,511	843,939
Net increase/(decrease) in cash and cash equivalents	195,055	(374,702)
Cash and cash equivalents at the beginning of the financial year	24,522	399,224
Effects of exchange rate changes on cash and cash equivalents	125,071
Cash and cash equivalents at the end of the financial year	$ 344,648	$ 24,522